FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to banks	£ 10,632	£ 7,001
Loans and advances to customers	454,899	448,567
Asset-backed securities:
Total debt instruments held	9,926	6,835
Contracts held with reinsurers	616	759
Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to banks	3,345	4,170
Loans and advances to customers	21,527	25,368
Debt securities:
Government securities	10,057	17,680
Other public sector securities	2,516	2,731
Bank and building society certificates of deposit	7,133	6,297
Asset-backed securities:
Mortgage-backed securities	235	433
Other asset-backed securities	185	275
Corporate and other debt securities	17,921	19,802
Total debt instruments held	38,047	47,218
Treasury and other bills	62	19
Contracts held with reinsurers	10,906	12,371
Equity shares	106,722	117,625
Total	180,609	206,771
Trading assets £m | Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to banks	16	486
Loans and advances to customers	11,766	14,435
Debt securities:
Government securities	2,185	6,579
Other public sector securities	0	0
Bank and building society certificates of deposit	0	0
Asset-backed securities:
Mortgage-backed securities	7	12
Other asset-backed securities	14	3
Corporate and other debt securities	228	245
Total debt instruments held	2,434	6,839
Treasury and other bills	0	0
Contracts held with reinsurers	0	0
Equity shares	0	0
Total	14,216	21,760
Other financial assets mandatorily at fair value through profit or loss £m | Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to banks	3,329	3,684
Loans and advances to customers	9,761	10,933
Debt securities:
Government securities	7,872	11,101
Other public sector securities	2,516	2,731
Bank and building society certificates of deposit	7,133	6,297
Asset-backed securities:
Mortgage-backed securities	228	421
Other asset-backed securities	171	272
Corporate and other debt securities	17,693	19,557
Total debt instruments held	35,613	40,379
Treasury and other bills	62	19
Contracts held with reinsurers	10,906	12,371
Equity shares	106,722	117,625
Total	£ 166,393	£ 185,011